Franchise Arrangements (Schedule Of Future Minimum Rent Payments Under Franchised Agreements) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Franchise Arrangements [Line Items]
2014	$ 41,952
2015	38,013
2016	33,487
2017	30,393
2018	26,617
Thereafter	131,095
Total	301,557
Owned Sites [Member]
Franchise Arrangements [Line Items]
2014	21,899
2015	20,508
2016	18,363
2017	16,401
2018	13,565
Thereafter	70,099
Total	160,835
Leased Sites [Member]
Franchise Arrangements [Line Items]
2014	20,053
2015	17,505
2016	15,124
2017	13,992
2018	13,052
Thereafter	60,996
Total	$ 140,722